VARIABLE INTEREST ENTITIES - Summary of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
2025	$ 1,534
2026	1,620
2027	1,718
2028	797
2029	1,041
CSSC entity | Variable interest entity, primary beneficiary | FLNG Hilli
Variable Interest Entity [Line Items]
2025	82,878
2026	79,701
2027	76,615
2028	73,348
2029	70,172
2030+	$ 206,209